091-06511fn

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
SEP 17 2009
DIVISION OF TRADING & MARKETS

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM [redacted]

10045123

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   BATS Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See attached.
3. Class of New Derivative Securities Product:
   See attached.
4. Name of Underlying Instrument:
   See attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   See attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Tami Schademann

Title: SVP, Chief Regulatory Officer

Telephone Number: (913) 815-7113

Manual Signature of Official Responsible for Form: Tamara Schademann

Date: September 16, 2009

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 17 2009

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS EXCHANGE, INC.
PURSUANT TO UNLISTED TRADING PRIVILEGES COMMENCING ON SEPTEMBER 11, 2009

(6) Ticker Symbol	**(2) Type of Issuer of NDSP**	**(3) Class of NDSP**	**(4) Name of Underlying Instrument**	**(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades**	**(5) Broad or Narrow**
SGOL	Trust	Commodity-Based Trust Shares	Gold Bullion	London bullion market	Narrow

BATS
Making Markets Better®

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

SEP 17 2009

DIVISION OF TRADING & MARKETS

September 16, 2009

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – BATS Exchange, Inc.

Ms. Jackson,

On behalf of BATS Exchange, Inc., enclosed please find an executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding one (1) derivative security product that commenced trading on BATS Exchange on September 11, 2009. Please contact me or Anders Franzon (913.815.7154) if you have any questions in connection with this matter.

Sincerely,

Tamara Schademann

Tamara Schademann
SVP, Chief Regulatory Officer
913.815.7113

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 17 2009